Earnings Per Share (Calculation of Basic and Diluted EPS) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Net earnings attributable to PMI	$ 1,987	$ 2,340	$ 2,124	$ 2,125	$ 2,095	$ 2,227	$ 2,317	$ 2,161	$ 8,576	$ 8,800	$ 8,591
Less distributed and undistributed earnings attributable to share-based payment awards									45	48	49
Net earnings for basic and diluted EPS									$ 8,531	$ 8,752	$ 8,542
Weighted-average shares for basic EPS									1,622	1,692	1,761
Plus incremental shares from assumed conversions:
Stock options									0	0	1
Weighted-average shares for diluted EPS									1,622	1,692	1,762